MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
LETTER TO THE SHAREHOLDERS o DECEMBER 31, 2001

Dear Shareholder:

During 2001, the U.S. economy experienced its first recession since 1990 and underwent an extension of the stock-market decline. The September 11 terrorist attacks exacerbated the decline in economic activity and created a low point from which the economy could potentially rebound. It now appears that the economy and the equity markets may have bottomed in the fall of 2001.

The recession of 2001 was an unusual one along several lines. First, it was led by a turndown in business spending. Investment-led declines have occurred only once before in the postwar era. Also unusual was the fact that consumer spending on such durable goods as housing and autos remained relatively robust
- something that has not occurred in previous recessions.

We believe that the drivers of the 2001 recession will continue to serve as headwinds for the economy in the years ahead. Beginning in 1995, consumers and corporations began to accelerate their spending levels beyond their cash flow and income levels. In order to finance this spending both groups borrowed heavily, raising their debt levels to all-time highs. Spending ran so strong, for so long, that there is not likely to be much pent-up demand for an extended period. It will also take time for individuals and corporations to reduce their indebtedness to more normal levels. Corporate excess spending was spurred by a desire to raise productivity and attain technological parity with the proliferation of internet companies that made their appearance in the second half of the decade. The ramp up in consumer spending was encouraged by an extended period of high employment and strong gains in net worth resulting from investment gains in real estate and financial portfolios.


Performance and Portfolio Strategy

For the 12-month period ended December 31, 2001, Morgan Stanley American Opportunities Fund's Class B shares produced a total return of -27.30 percent compared to -11.88 percent for the Standard & Poor's 500 Stock Index (S&P 500) and -21.05 percent for the Nasdaq composite. For the same period, the Fund's Class A, C and D shares returned -26.72 percent, -27.29 percent and -26.56 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund was positioned away from economically sensitive groups, because we believed these sectors would lag in terms of relative earnings performance if and when the economy entered recession. Historically this has been the case. During this cycle, basic commodities and capital goods stocks underperformed technology, telecom and media issues for so long that the sectors were quite undervalued as economic activity began to slide. As a result, while their earnings declined substantially, the stocks actually outperformed the market.

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
LETTER TO THE SHAREHOLDERS o DECEMBER 31, 2001 CONTINUED

For the first time in any postwar recession, consumer spending on durable goods did not decline. Instead, consumer spending in this area remained steadfast despite record high debt levels and low savings levels. Even a ratcheting up in unemployment did not deter spending. As a result, the consumer cyclical area uncharacteristically led both the economy and stock-market performance. We did not anticipate this unusual and rare development and therefore were underweighted in this leading sector.


Looking Ahead

Recent economic evidence suggests that the recession has ended and recovery has begun. The challenge now becomes that of assessing how much vigor the recovery will have. In our estimation, the economic rebound will be less than that of prior recoveries, because of the continued headwinds facing the economy. It is true that very strong fiscal and monetary stimuli have been applied to the economy and that together these have caused the economy to bottom sooner than expected and will perhaps lead to better-than-expected vibrancy in the first half of 2002. These stimuli together with an anticipated swing in inventories from liquidation to accumulation plus strong government spending, should spur growth early in the year.

During the second half of the year, however, we believe that the effects of the monetary stimuli will begin to wane and the extended position of consumers and difficult earnings comparisons will weigh on consumer cyclical earnings. By the second half of the year, it may become more apparent that excess corporate manufacturing capacity and an influx of relatively new capital stock will restrain a material capital spending recovery until 2003.

Regarding the stock market, there are positives and negatives. The good news is that the economy has apparently bottomed and earnings comparisons are the easiest to make in fifty years. However, while stocks have seemingly bottomed, valuations remain near record levels relative to very depressed earnings. As we enter 2002, stocks are overvalued only modestly relative to interest rates. As a result, we believe that stock returns are likely to be average or less than that. At the same time, fixed-income instruments, with their very low current yields, are unlikely to provide much competition.

We believe that close attention to absolute and relative valuation analysis will be key in 2002, given our view that the stock market has bottomed at higher-than-average valuations. We also consider that identifying earnings opportunities relating to economic, industry or company specific situations will also be a necessary strategy. As a general guide in the first half of the year, we plan to focus our selections on sectors that are more sensitive economically in light of an expected economic rebound. Areas of emphasis may include technology, transportation and basic materials. Because we believe that it will become apparent later in the year that the economic recovery will be sub par, we will also maintain exposure to select stable growth areas like drugs, health-care services, medical devices and consumer and business services. As always, portfolio positions will be reviewed as valuations or earnings outlooks change.

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
LETTER TO THE SHAREHOLDERS o DECEMBER 31, 2001 CONTINUED

We appreciate your continuing support of Morgan Stanley American Opportunities Fund and look forward to serving your investment needs.

Very truly yours,



/s/ Charles A. Fiumefreddo                /s/ Mitchell M. Merin


Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
FUND PERFORMANCE o DECEMBER 31, 2001



                               [GRAPHIC OMITTED]

                           GROWTH OF $10,000 CLASS B

       Date                        Total                   S&P 500
       ----                        -----                   -------

December 31, 1991                 $10,000                  $10,000
December 31, 1992                 $10,384                  $10,762
December 31, 1993                 $12,326                  $11,846
December 31, 1994                 $11,494                  $12,003
December 31, 1995                 $16,345                  $16,513
December 31, 1996                 $18,066                  $20,303
December 31, 1997                 $23,765                  $27,077
December 31, 1998                 $31,150                  $34,813
December 31, 1999                 $45,515                  $42,139
December 31, 2000                 $40,994                  $38,298
December 31, 2001                 $29,802(3)               $33,750

                             -- Fund -- S&P 500(4)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


                           CLASS A SHARES*
---------------------------------------------------------------------
PERIOD ENDED 12/31/01
---------------------------
1 Year                          (26.72)%(1)         (30.56)%(2)
Since Inception (7/28/97)         7.60 %(1)           6.30 %(2)


                          CLASS C SHARES+
---------------------------------------------------------------------
PERIOD ENDED 12/31/01
---------------------------
1 Year                          (27.29)%(1)         (28.00)%(2)
Since Inception (7/28/97)         6.78 %(1)           6.78 %(2)


                        CLASS B SHARES**
----------------------------------------------------------------
PERIOD ENDED 12/31/01
----------------------
1 Year                  (27.30)%(1)         (30.88)%(2)
5 Years                  10.53 %(1)          10.29 %(2)
10 Years                 11.54 %(1)          11.54 %(2)


                CLASS D SHARES++
--------------------------------------------------
PERIOD ENDED 12/31/01
---------------------------
1 Year                          (26.56)%(1)
Since Inception (7/28/97)         7.85 %(1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on December 31, 2001.
(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*     The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++    Class D has no sales charge.

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001




     NUMBER OF
      SHARES                                                     VALUE
------------------                                       --------------------
                   Common Stocks (88.1%)
                   Advertising/Marketing Services (0.1%)
   82,600          Omnicom Group, Inc. ................. $    7,380,310
                                                         --------------
                   Aerospace & Defense (2.5%)
   72,000          Alliant Techsystems, Inc.* ..........      5,558,400
  270,900          L-3 Communications
                   Holdings, Inc.* .....................     24,381,000
1,465,300          Lockheed Martin Corp. ...............     68,385,551
  140,400          Northrop Grumman Corp. ..............     14,153,724
1,478,800          Raytheon Co. ........................     48,016,636
  744,600          Titan Corp. (The)* ..................     18,577,770
                                                         --------------
                                                            179,073,081
                                                         --------------
                   Air Freight/Couriers (0.5%)
  730,100          FedEx Corp.* ........................     37,877,588
                                                         --------------
                   Aluminum (0.3%)
  606,550          Alcoa, Inc. .........................     21,562,853
                                                         --------------
                   Apparel/Footwear (0.2%)
  200,400          Nike, Inc. (Class B) ................     11,270,496
                                                         --------------
                   Apparel/Footwear Retail (0.6%)
1,534,685          Industria de Diseno Textil,
                   S.A. (Spain)* .......................     29,266,270
  377,700          TJX Companies, Inc. (The) ...........     15,055,122
                                                         --------------
                                                             44,321,392
                                                         --------------
                   Beverages: Alcoholic (1.0%)
1,654,240          Anheuser-Busch Companies,
                   Inc. ................................     74,788,190
                                                         --------------
                   Beverages: Non-Alcoholic (0.2%)
  607,000          Coca-Cola Enterprises Inc. ..........     11,496,580
                                                         --------------
                   Biotechnology (5.2%)
  633,000          Amgen Inc.* .........................     35,726,520
  488,800          Cephalon, Inc.* .....................     36,945,948
  758,400          Genentech, Inc.* ....................     41,143,200
  799,400          Genzyme Corp. (General
                   Division)* ..........................     47,852,084
  537,800          Gilead Sciences, Inc.* ..............     35,344,216
1,347,510          IDEC Pharmaceuticals Corp.*               92,883,864
1,272,300          MedImmune, Inc.* ....................     58,971,105
  420,000          Myriad Genetics, Inc.* ..............     22,108,800
                                                         --------------
                                                            370,975,737
                                                         --------------


     NUMBER OF
      SHARES                                                     VALUE
------------------                                       --------------------
                   Broadcasting (1.2%)
  511,400          Clear Channel
                   Communications, Inc.* ............... $   26,035,374
  383,300          Univision Communications,
                   Inc. (Class A)* .....................     15,508,318
1,501,600          USA Networks, Inc.* .................     41,008,696
                                                         --------------
                                                             82,552,388
                                                         --------------
                   Cable/Satellite TV (1.0%)
1,039,700          Comcast Corp. (Class A
                   Special)* ...........................     37,429,200
  739,130          Cox Communications, Inc.
                   (Class A)* ..........................     30,976,938
                                                         --------------
                                                             68,406,138
                                                         --------------
                   Chemicals: Major Diversified (0.2%)
  389,900          Dow Chemical Co. (The) ..............     13,170,822
                                                         --------------
                   Computer Communications (2.4%)
1,063,200          Brocade Communications
                   Systems, Inc.* ......................     35,213,184
5,018,200          Cisco Systems, Inc.* ................     90,879,602
  926,300          Emulex Corp.* .......................     36,598,113
  266,000          McDATA Corp. (Class A)* .............      6,517,000
                                                         --------------
                                                            169,207,899
                                                         --------------
                   Computer Peripherals (0.5%)
  527,400          ATI Technologies Inc.
                   (Canada)* ...........................      6,697,980
  781,800          EMC Corp.* ..........................     10,507,392
  457,600          QLogic Corp.* .......................     20,367,776
                                                         --------------
                                                             37,573,148
                                                         --------------
                   Computer Processing Hardware (3.7%)
1,530,500          Compaq Computer Corp. ...............     14,937,680
2,559,900          Dell Computer Corp.* ................     69,578,082
1,227,200          International Business
                   Machines Corp. ......................    148,442,112
2,730,400          Sun Microsystems, Inc.* .............     33,693,136
                                                         --------------
                                                            266,651,010
                                                         --------------
                   Contract Drilling (0.8%)
1,367,800          ENSCO International Inc. ............     33,989,830
  815,500          GlobalSantaFe Corp. .................     23,258,060
                                                         --------------
                                                             57,247,890
                                                         --------------

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 CONTINUED




     NUMBER OF
      SHARES                                                  VALUE
------------------                                    --------------------
                   Data Processing Services (1.8%)
  426,200          Automatic Data Processing,
                   Inc. ............................. $   25,103,180
  458,000          Concord EFS, Inc.* ...............     15,013,240
1,105,300          First Data Corp. .................     86,710,785
                                                      --------------
                                                         126,827,205
                                                      --------------
                   Department Stores (0.2%)
  293,200          Sears, Roebuck & Co. .............     13,968,048
                                                      --------------
                   Discount Stores (3.3%)
  676,300          Costco Wholesale Corp.* ..........     30,014,194
1,051,600          Target Corp. .....................     43,168,180
2,773,000          Wal-Mart Stores, Inc. ............    159,586,150
                                                      --------------
                                                         232,768,524
                                                      --------------
                   Electronic Components (0.2%)
  510,100          Flextronics International Ltd.
                   (Singapore)* .....................     12,237,299
                                                      --------------
                   Electronic Distributors (0.2%)
  303,700          Tech Data Corp.* .................     13,144,136
                                                      --------------
                   Electronic Production Equipment (0.3%)
  247,100          Celestica, Inc.* .................      9,980,369
  192,900          KLA-Tencor Corp.* ................      9,560,124
                                                      --------------
                                                          19,540,493
                                                      --------------
                   Electronics/Appliance Stores (1.1%)
  300,000          Best Buy Co., Inc.* ..............     22,344,000
2,049,100          Circuit City Stores, Inc. -
                   Circuit City Group ...............     53,174,145
                                                      --------------
                                                          75,518,145
                                                      --------------
                   Energy (0.4%)
  332,600          ChevronTexaco Corp. ..............     29,804,286
                                                      --------------
                   Environmental Services (0.2%)
  456,600          Waste Management, Inc. ...........     14,570,106
                                                      --------------
                   Finance/Rental/Leasing (1.7%)
  481,370          Fannie Mae .......................     38,268,915
  759,460          Freddie Mac ......................     49,668,684
  378,600          USA Education Inc. ...............     31,809,972
                                                      --------------
                                                         119,747,571
                                                      --------------
                   Financial Conglomerates (3.2%)
  478,600          American Express Co. .............     17,081,234
3,245,007          Citigroup, Inc.** ................    163,807,953
  621,000          Prudential Financial, Inc.* ......     20,610,990


     NUMBER OF
      SHARES                                                  VALUE
------------------                                    --------------------
  510,600          State Street Corp. ............... $   26,678,850
                                                      --------------
                                                         228,179,027
                                                      --------------
                   Food: Major Diversified (2.2%)
  418,000          General Mills, Inc. ..............     21,740,180
1,144,400          Kraft Foods Inc. (Class A) .......     38,943,932
1,476,900          PepsiCo, Inc. ....................     71,910,261
  380,200          Unilever N.V. (Netherlands) ......     21,903,322
                                                      --------------
                                                         154,497,695
                                                      --------------
                   Home Building (0.2%)
  497,500          D.R. Horton, Inc. ................     16,148,850
                                                      --------------
                   Home Improvement Chains (1.6%)
  712,000          Home Depot, Inc. (The) ...........     36,319,120
1,686,900          Lowe's Companies, Inc. ...........     78,289,029
                                                      --------------
                                                         114,608,149
                                                      --------------
                   Hospital/Nursing Management (1.6%)
1,427,700          HCA Inc. .........................     55,023,558
1,070,600          Tenet Healthcare Corp.* ..........     62,865,632
                                                      --------------
                                                         117,889,190
                                                      --------------
                   Household/Personal Care (0.6%)
  538,100          Procter & Gamble Co. (The)........     42,579,853
                                                      --------------
                   Industrial Conglomerates (2.7%)
3,512,500          General Electric Co. .............    140,781,000
  335,200          Minnesota Mining &
                   Manufacturing Co. ................     39,623,992
  230,800          United Technologies Corp. ........     14,916,604
                                                      --------------
                                                         195,321,596
                                                      --------------
                   Information Technology Services (1.5%)
  419,000          Electronic Data Systems
                   Corp. ............................     28,722,450
2,047,840          PeopleSoft, Inc.* ................     82,323,168
                                                      --------------
                                                         111,045,618
                                                      --------------
                   Internet Retail (0.2%)
1,212,400          Amazon.com, Inc.* ................     13,118,168
                                                      --------------
                   Internet Software/Services (0.7%)
   87,500          Business Objects S.A. (ADR)
                   (France)* ........................      2,957,500
  984,600          Internet Security Systems,
                   Inc.* ............................     31,566,276
  852,800          Yahoo! Inc.* .....................     15,128,672
                                                      --------------
                                                          49,652,448
                                                      --------------

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 CONTINUED

     NUMBER OF
      SHARES                                                     VALUE
------------------                                       --------------------
                   Investment Banks/Brokers (2.1%)
  492,400          Goldman Sachs Group, Inc.
                   (The) ............................... $   45,670,100
  761,580          Lehman Brothers Holdings,
                   Inc. ................................     50,873,544
  966,000          Merrill Lynch & Co., Inc. ...........     50,347,920
                                                         --------------
                                                            146,891,564
                                                         --------------
                   Major Banks (1.6%)
1,449,400          Bank of America Corp. ...............     91,239,730
  500,000          Wells Fargo & Co. ...................     21,725,000
                                                         --------------
                                                            112,964,730
                                                         --------------
                   Major Telecommunications (0.9%)
  914,700          SBC Communications, Inc. ............     35,828,799
  622,700          Verizon Communications
                   Inc. ................................     29,553,342
                                                         --------------
                                                             65,382,141
                                                         --------------
                   Managed Health Care (0.1%)
  208,100          Anthem, Inc.* .......................     10,300,950
                                                         --------------
                   Media Conglomerates (1.2%)
1,575,600          AOL Time Warner Inc.* ...............     50,576,760
  861,300          Viacom, Inc. (Class B)
                   (Non-Voting)* .......................     38,026,395
                                                         --------------
                                                             88,603,155
                                                         --------------
                   Medical Distributors (0.4%)
  364,300          Andrx Group* ........................     25,650,363
                                                         --------------
                   Medical Specialties (3.7%)
1,349,920          Baxter International, Inc. ..........     72,396,210
1,442,100          Boston Scientific Corp.* ............     34,783,452
1,080,200          Guidant Corp.* ......................     53,793,960
  994,200          Medtronic, Inc. .....................     50,912,982
  400,800          St. Jude Medical, Inc.* .............     31,122,120
   95,000          Varian Medical Systems,
                   Inc.* ...............................      6,769,700
  545,270          Zimmer Holdings, Inc.* ..............     16,652,546
                                                         --------------
                                                            266,430,970
                                                         --------------
                   Miscellaneous Commercial
                   Services (0.1%)
  168,000          Sabre Holdings Corp.* ...............      7,114,800
                                                         --------------


     NUMBER OF
      SHARES                                                     VALUE
------------------                                       --------------------
                   Multi-Line Insurance (1.3%)
1,125,900          American International Group,
                   Inc. ................................ $   89,396,460
                                                         --------------
                   Oil & Gas Production (0.3%)
  500,940          Apache Corp. ........................     24,986,887
                                                         --------------
                   Oilfield Services/Equipment (1.8%)
1,163,600          Baker Hughes Inc. ...................     42,436,492
  297,500          BJ Services Co.* ....................      9,653,875
  428,300          Schlumberger Ltd. ...................     23,535,085
  403,200          Smith International, Inc.* ..........     21,619,584
  842,000          Weatherford International,
                   Inc.* ...............................     31,372,920
                                                         --------------
                                                            128,617,956
                                                         --------------
                   Other Consumer Services (1.0%)
  756,500          Cendant Corp.* ......................     14,834,965
  756,500          eBay, Inc.* .........................     50,609,850
  155,200          Weight Watchers
                   International, Inc.* ................      5,248,864
                                                         --------------
                                                             70,693,679
                                                         --------------
                   Other Metals/Minerals (0.0%)
    1,000          BRO-X Minerals Ltd. (Canada)*                    440
    5,900          Phelps Dodge Corp. ..................        191,160
                                                         --------------
                                                                191,600
                                                         --------------
                   Packaged Software (4.9%)
  628,300          Mercury Interactive Corp.* ..........     21,349,634
3,532,300          Microsoft Corp.* ** .................    234,085,521
1,947,000          Network Associates, Inc.* ...........     50,329,950
  325,500          Symantec Corp.* .....................     21,590,415
  446,600          Veritas Software Corp.* .............     20,016,612
                                                         --------------
                                                            347,372,132
                                                         --------------
                   Pharmaceuticals: Major (5.3%)
1,028,500          Abbott Laboratories .................     57,338,875
1,853,190          American Home Products
                   Corp. ...............................    113,711,738
  620,100          Johnson & Johnson ...................     36,647,910
3,750,810          Pfizer, Inc. ........................    149,469,779
  558,700          Pharmacia Corp. .....................     23,828,555
                                                         --------------
                                                            380,996,857
                                                         --------------

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 CONTINUED




     NUMBER OF
      SHARES                                                  VALUE
------------------                                    --------------------
                   Pharmaceuticals: Other (1.7%)
  196,200          Allergan, Inc. ................... $   14,724,810
  682,500          Biovail Corp. (Canada)* ..........     38,390,625
  479,040          Forest Laboratories, Inc.* .......     39,257,328
  763,400          King Pharmaceuticals, Inc.* ......     32,162,042
                                                      --------------
                                                         124,534,805
                                                      --------------
                   Property - Casualty Insurers (3.6%)
  972,900          ACE, Ltd. (Bermuda) ..............     39,061,935
   14,600          Berkshire Hathaway, Inc.
                   (Class B)* .......................     36,865,000
  647,500          Everest Re Group, Ltd.
                   (Bermuda) ........................     45,778,250
  383,900          Progressive Corp. (The) ..........     57,316,270
  214,300          RenaissanceRe Holdings Ltd.
                   (Bermuda) ........................     20,444,220
  632,600          XL Capital Ltd. (Class A)
                   (Bermuda) ........................     57,794,336
                                                      --------------
                                                         257,260,011
                                                      --------------
                   Railroads (0.6%)
  481,200          CSX Corp. ........................     16,866,060
  603,000          Norfolk Southern Corp. ...........     11,052,990
  300,000          Union Pacific Corp. ..............     17,100,000
                                                      --------------
                                                          45,019,050
                                                      --------------
                   Recreational Products (1.4%)
  259,800          Activision, Inc.* ................      6,757,398
1,044,000          Electronic Arts Inc.* ............     62,587,800
  977,300          Mattel, Inc. .....................     16,809,560
  328,500          THQ, Inc.* .......................     15,922,395
                                                      --------------
                                                         102,077,153
                                                      --------------
                   Regional Banks (1.2%)
1,014,500          Fifth Third Bancorp ..............     62,472,910
  670,300          First Tennessee National
                   Corp. ............................     24,305,078
                                                      --------------
                                                          86,777,988
                                                      --------------
                   Restaurants (0.7%)
  278,500          CBRL Group, Inc. .................      8,199,040
  756,900          Darden Restaurants, Inc. .........     26,794,260
  274,100          Tricon Global Restaurants,
                   Inc.* ............................     13,485,720
                                                      --------------
                                                          48,479,020
                                                      --------------


     NUMBER OF
      SHARES                                                  VALUE
------------------                                    --------------------
                   Semiconductors (5.6%)
  217,600          Genesis Microchip, Inc.* ......... $   14,387,712
  871,300          Infineon Technologies AG
                   (ADR) (Germany) ..................     17,687,390
3,625,400          Intel Corp. ......................    114,018,830
  792,900          Intersil Holding Corp.
                   (Class A)* .......................     25,571,025
  447,500          Linear Technology Corp. ..........     17,470,400
  729,900          Marvell Technology Group
                   Ltd. (Bermuda)* ..................     26,145,018
  337,300          Maxim Integrated Products,
                   Inc.* ............................     17,711,623
  710,500          Microchip Technology Inc.* .......     27,524,770
  794,300          Micron Technology, Inc.* .........     24,623,300
  559,700          NVIDIA Corp.* ....................     37,443,930
  193,009          Samsung Electronics (GDR) -
                   144A\^ ...........................     22,331,141
   86,700          STMicroelectronics NV
                   (Switzerland) ....................      2,745,789
1,245,200          Taiwan Semiconductor
                   Manufacturing Co. Ltd.
                   (ADR) (Taiwan)* ..................     21,380,084
1,065,700          Texas Instruments, Inc. ..........     29,839,600
                                                      --------------
                                                         398,880,612
                                                      --------------
                   Services to the Health Industry (0.7%)
  377,200          Laboratory Corp. of America
                   Holdings* ........................     30,496,620
  314,700          Quest Diagnostics Inc.* ..........     22,567,137
                                                      --------------
                                                          53,063,757
                                                      --------------
                   Specialty Stores (1.0%)
  862,500          AutoZone, Inc.* ..................     61,927,500
  224,500          Michaels Stores, Inc.* ...........      7,397,275
                                                      --------------
                                                          69,324,775
                                                      --------------
                   Steel (0.2%)
  298,200          Nucor Corp. ......................     15,792,672
                                                      --------------
                   Telecommunication Equipment (0.8%)
  442,800          Motorola, Inc. ...................      6,650,856
  823,700          Polycom, Inc.* ...................     28,335,280
  493,700          QUALCOMM Inc.* ...................     24,931,850
                                                      --------------
                                                          59,917,986
                                                      --------------

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 CONTINUED


  NUMBER OF
   SHARES                                               VALUE
------------                                      -----------------
             Tobacco (0.3%)
  460,800    Philip Morris Companies, Inc.        $   21,127,680
                                                  --------------
             Trucking (0.2%)
  206,000    Roadway Corporation ................      7,560,200
  303,000    Werner Enterprises, Inc. ...........      7,362,900
                                                  --------------
                                                      14,923,100
                                                  --------------
             Trucks/Construction/Farm
             Machinery (0.6%)
  669,200    Deere & Co. ........................     29,217,272
  368,800    Navistar International Corp.*            14,567,600
                                                  --------------
                                                      43,784,872
                                                  --------------
             Wireless Communications (0.5%)
1,452,000    Sprint Corp. (PCS Group)* ..........     35,443,320
                                                  --------------
             Total Common Stocks
             (Cost $6,112,765,940) ..............  6,296,722,974
                                                  --------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
-------------
              Short-Term Investments (12.8%)
              U.S. Government Obligation (a) (7.0%)
$  500,000    U.S. Treasury Bills 1.638%
              due 01/03/02
              (Cost $499,954,514) ..........    499,954,514
                                             --------------
              Repurchase Agreement (5.8%)
   416,787    Joint repurchase agreement
              account 1.734% due
              01/02/02 (dated
              12/31/01; proceeds
              $416,827,160) (b)
              (Cost $416,787,000) .......... 416,787,000
                                             --------------
              Total Short-Term Investments
              (Cost $916,741,514)........... 916,741,514
                                             --------------

                                                         VALUE
                                                   -----------------
Total Investments
(Cost $7,029,507,454) (c).........   100.9%         $7,213,464,488
Liabilities in Excess of Other
Assets ...........................   ( 0.9)            (63,719,521)
                                     -----          --------------
Net Assets .......................   100.0%         $7,149,744,967
                                     =====          ==============

---------------------------
ADR    American Depository Receipt.
GDR    Global Depository Receipt.
*      Non-income producing security.
** Some of these securities are segregated in connection with open futures contracts.
 +     Resale is restricted to qualified institutional investors.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)        Collateralized by federal agency and U.S. Treasury obligations.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $347,428,771 and the aggregate gross unrealized depreciation is $163,471,737, resulting in net unrealized appreciation of $183,957,034.

Futures Contracts Open at December 31, 2001:

                       DESCRIPTION,        UNDERLYING
   NUMBER                DELIVERY             FACE
     OF        LONG/      MONTH,             AMOUNT           UNREALIZED
 CONTRACTS     SHORT     AND YEAR           AT VALUE         APPRECIATION
-----------   ------- --------------   ------------------   -------------
    654        SHORT  Nasdaq 100
                      Index
                      March/2002       (103,560,900)        $1,492,822
                                                            ==========

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001



Assets:
Investments in securities, at value
 (cost $7,029,507,454) ...........................................    $  7,213,464,488
Receivable for:
  Investments sold ...............................................          28,825,448
  Shares of beneficial interest sold .............................           5,824,938
  Dividends ......................................................           3,706,439
  Variation margin receivable ....................................           2,648,700
Prepaid expenses and other assets ................................             205,273
                                                                      ----------------
  Total Assets ...................................................       7,254,675,286
                                                                      ----------------
Liabilities:
Payable for:
  Investments purchased ..........................................          85,344,269
  Shares of beneficial interest repurchased ......................          10,570,618
  Distribution fee ...............................................           5,581,984
  Investment management fee ......................................           2,859,437
Accrued expenses and other payables ..............................             574,011
                                                                      ----------------
  Total Liabilities ..............................................         104,930,319
                                                                      ----------------
  Net Assets .....................................................    $  7,149,744,967
                                                                      ================
Composition of Net Assets:
Paid-in-capital ..................................................    $  9,766,442,167
Net unrealized appreciation ......................................         185,446,105
Accumulated net investment loss ..................................             (57,276)
Accumulated net realized loss ....................................      (2,802,086,029)
                                                                      ----------------
  Net Assets .....................................................    $  7,149,744,967
                                                                      ================
Class A Shares:
Net Assets .......................................................    $    298,623,727
Shares Outstanding (unlimited authorized, $.01 par value).........          12,258,120
  Net Asset Value Per Share ......................................    $          24.36
                                                                      ================
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) ................    $          25.71
                                                                      ================
Class B Shares:
Net Assets .......................................................    $  6,191,793,309
Shares Outstanding (unlimited authorized, $.01 par value).........         262,795,797
  Net Asset Value Per Share ......................................    $          23.56
                                                                      ================
Class C Shares:
Net Assets .......................................................    $    227,574,142
Shares Outstanding (unlimited authorized, $.01 par value).........           9,764,873
  Net Asset Value Per Share ......................................    $          23.31
                                                                      ================
Class D Shares:
Net Assets .......................................................    $    431,753,789
Shares Outstanding (unlimited authorized, $.01 par value).........          17,487,381
  Net Asset Value Per Share ......................................    $          24.69
                                                                      ================



                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001



Net Investment Loss:
Income
Interest ...........................................................................    $     73,481,398
Dividends (net of $292,805 foreign withholding tax).................................          52,840,010
                                                                                        ----------------
  Total Income .....................................................................         126,321,408
                                                                                        ----------------
Expenses
Distribution fee (Class A shares) ..................................................             642,131
Distribution fee (Class B shares) ..................................................          74,261,531
Distribution fee (Class C shares) ..................................................           2,655,027
Investment management fee ..........................................................          39,011,595
Transfer agent fees and expenses ...................................................          11,270,022
Shareholder reports and notices ....................................................             738,006
Custodian fees .....................................................................             451,654
Registration fees ..................................................................             173,486
Professional fees ..................................................................              52,157
Trustees' fees and expenses ........................................................              26,974
Other ..............................................................................              82,468
                                                                                        ----------------
  Total Expenses ...................................................................         129,365,051
                                                                                        ----------------
  Net Investment Loss ..............................................................          (3,043,643)
                                                                                        ----------------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
  Investments ......................................................................      (2,408,852,458)
  Futures contracts ................................................................          43,399,644
  Foreign exchange transactions ....................................................             (18,022)
                                                                                        ----------------
  Net Loss .........................................................................      (2,365,470,836)
                                                                                        ----------------
Net change in unrealized appreciation/depreciation on:
  Investments ......................................................................        (723,907,650)
  Futures contracts ................................................................           4,767,232
  Net translation of other assets and liabilities denominated in foreign currencies              (12,737)
                                                                                        ----------------
  Net Depreciation .................................................................        (719,153,155)
                                                                                        ----------------
  Net Loss .........................................................................      (3,084,623,991)
                                                                                        ----------------
Net Decrease .......................................................................    $ (3,087,667,634)
                                                                                        ================



                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS




                                                                                  FOR THE YEAR         FOR THE YEAR
                                                                                     ENDED                 ENDED
                                                                               DECEMBER 31, 2001     DECEMBER 31, 2000
                                                                              -------------------   ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss .......................................................    $     (3,043,643)     $     (9,918,880)
Net realized gain (loss) ..................................................      (2,365,470,836)        1,276,303,099
Net change in unrealized depreciation .....................................        (719,153,155)       (2,564,916,767)
                                                                               ----------------      ----------------
  Net Decrease ............................................................      (3,087,667,634)       (1,298,532,548)
                                                                               ----------------      ----------------
Distributions to Shareholders from Net Realized Gain*:
Class A shares ............................................................          (5,231,763)          (54,348,877)
Class B shares ............................................................        (122,038,907)       (1,440,611,682)
Class C shares ............................................................          (4,446,126)          (48,769,136)
Class D shares ............................................................          (7,562,708)          (76,095,238)
                                                                               ----------------      ----------------
  Total Distributions .....................................................        (139,279,504)       (1,619,824,933)
                                                                               ----------------      ----------------
Net increase (decrease) from transactions in shares of beneficial interest       (1,089,982,254)        3,124,129,889
                                                                               ----------------      ----------------
  Net Increase (Decrease) .................................................      (4,316,929,392)          205,772,408
Net Assets:
Beginning of period .......................................................      11,466,674,359        11,260,901,951
                                                                               ----------------      ----------------
End of Period
(Including accumulated net investment losses of $57,276 and $134,794,
respectively) .............................................................    $  7,149,744,967      $ 11,466,674,359
                                                                               ================      ================

------------
*     Includes Short-Term Gains of:


  Class A shares ..................    $   428,821     $ 29,360,434
  Class B shares ..................     10,002,903      782,509,647
  Class C shares ..................        364,426       26,312,902
  Class D shares ..................        619,876       40,669,909
                                       -----------     ------------
   Total Short-Term Gains .........    $11,416,026     $878,852,892
                                       ===========     ============

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS o DECEMBER 31, 2001


1. Organization and Accounting Policies

Morgan Stanley American Opportunities Fund (the "Fund"), formerly Morgan Stanley Dean Witter American Opportunities Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth consistent with an effort to reduce volatility. The Fund seeks to achieve its objective by investing in a diversified portfolio of securities consisting principally of common stocks. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(5) short-term debt securities having a maturity date of more than sixty days at time of

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS o DECEMBER 31, 2001 CONTINUED

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts - A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS o DECEMBER 31, 2001 CONTINUED

included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

G. Forward Foreign Currency Contracts - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. Investment Management Agreement
Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.425% to the portion of daily net assets in excess of $4.5 billion.


3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS o DECEMBER 31, 2001 CONTINUED

12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B
- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $112,515,000 at December 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 1.0%, respectively.

The Distributor has informed the Fund that for year ended December 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B and Class C shares of approximately $3,000, $11,140,000 and $95,000, respectively and received approximately $517,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2001, aggregated $27,417,541,636 and $27,893,180,868, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $1,915,733,713 and $1,907,047,131, respectively.

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS o DECEMBER 31, 2001 CONTINUED

For the year ended December 31, 2001, the Fund incurred $504,788 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended December 31, 2001, the Fund incurred brokerage commissions of $5,481,300 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At December 31, 2001, the Fund's payables for securities purchased and receivables for securities sold included unsettled trades with Morgan Stanley & Co., Inc. of $4,923,299 and $14,411,958, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $116,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $14,713. At December 31, 2001, the Fund had an accrued pension liability of $57,212 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. Federal Income Tax Status
At December 31, 2001, the Fund had a net capital loss carryover of approximately $2,635,231,000 which will be available through December 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,036,000 during fiscal 2001.

As of December 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses, the mark-to-market of open futures contracts and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $3,139,408, accumulated net investment loss credited $3,121,161 and accumulated net realized loss was credited $18,247.

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS o DECEMBER 31, 2001 CONTINUED

6. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At December 31, 2001, the Fund had outstanding futures contracts and no outstanding forward contracts.


7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:



                                                           FOR THE YEAR                            FOR THE YEAR
                                                               ENDED                                   ENDED
                                                         DECEMBER 31, 2001                       DECEMBER 31, 2000
                                               -------------------------------------   -------------------------------------
                                                    SHARES              AMOUNT              SHARES              AMOUNT
                                               ---------------   -------------------   ---------------   -------------------
CLASS A SHARES
Sold .......................................      10,210,307      $    249,148,823         7,366,837      $    311,162,587
Reinvestment of distributions ..............         194,773             5,130,332         1,600,023            53,414,533
Redeemed ...................................      (9,930,147)         (239,332,480)       (4,255,445)         (174,811,614)
                                                  ----------      ----------------        ----------      ----------------
Net increase - Class A .....................         474,933            14,946,675         4,711,415           189,765,506
                                                  ----------      ----------------        ----------      ----------------
CLASS B SHARES .............................
Sold .......................................      28,831,207           765,374,311        68,693,118         2,873,958,776
Reinvestment of distributions ..............       4,465,141           114,173,617        41,181,200         1,343,564,736
Redeemed ...................................     (78,706,340)       (1,994,441,990)      (45,345,785)       (1,853,040,926)
                                                 -----------      ----------------       -----------      ----------------
Net increase (decrease) - Class B. .........     (45,409,992)       (1,114,894,062)       64,528,533         2,364,482,586
                                                 -----------      ----------------       -----------      ----------------
CLASS C SHARES .............................
Sold .......................................       2,216,556            58,217,063         5,276,343           217,852,042
Reinvestment of distributions ..............         170,442             4,310,465         1,463,696            47,183,194
Redeemed ...................................      (3,307,588)          (83,096,675)       (1,861,510)          (74,965,499)
                                                 -----------      ----------------       -----------      ----------------
Net increase (decrease) - Class C. .........        (920,590)          (20,569,147)        4,878,529           190,069,737
                                                 -----------      ----------------       -----------      ----------------
CLASS D SHARES .............................
Sold .......................................       8,553,929           227,003,840         9,663,419           410,079,356
Reinvestment of distributions ..............         267,623             7,134,825         2,147,959            72,336,829
Redeemed ...................................      (8,003,283)         (203,604,385)       (2,464,696)         (102,604,125)
                                                 -----------      ----------------       -----------      ----------------
Net increase - Class D .....................         818,269            30,534,280         9,346,682           379,812,060
                                                 -----------      ----------------       -----------      ----------------
Net increase (decrease) in Fund ............     (45,037,380)     $ (1,089,982,254)       83,465,159      $  3,124,129,889
                                                 ===========      ================       ===========      ================

Morgan Stanley American Opportunities Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                                    FOR THE YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------------
                                                          2001          2000            1999             1998
                                                     ------------- -------------- ---------------- ----------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ...............   $  33.77      $  43.35        $   33.16        $   29.59
                                                       --------      --------        ---------        ---------
Income (loss) from investment operations:
 Net investment income .............................      0.18          0.16              0.10             0.15
 Net realized and unrealized gain (loss) ...........    ( 9.17)       ( 4.40)            14.80             8.71
                                                       --------      --------        ---------        ---------
Total income (loss) from investment operations .....    ( 8.99)       ( 4.24)            14.90             8.86
                                                       --------      --------        ---------        ---------
Less distributions from net realized gain ..........    ( 0.42)       ( 5.34)           ( 4.71)          ( 5.29)
                                                       --------      --------        ---------        ---------
Net asset value, end of period .....................   $  24.36      $  33.77        $   43.35        $   33.16
                                                       ========      ========        =========        =========
Total Return+ ......................................    (26.72)%      ( 9.51)%           46.94%           31.78%
Ratios to Average Net Assets:
Expenses ........................................... 0.81 %(3)     0.80 %(3)              0.81%(3)         0.86%(3)
Net investment income .............................. 0.68 %(3)     0.37 %(3)              0.28%(3)         0.43%(3)
Supplemental Data:
Net assets, end of period, in thousands ............  $298,624      $397,887         $ 306,542        $ 116,894
Portfolio turnover rate ............................  380 %         425 %                  378%             321%



                                                       FOR THE PERIOD
                                                       JULY 28, 1997*
                                                           THROUGH
                                                      DECEMBER 31, 1997
                                                     ------------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ...............     $ 31.87
                                                         -------
Income (loss) from investment operations:
 Net investment income .............................       0.05
 Net realized and unrealized gain (loss) ...........       2.32
                                                         -------
Total income (loss) from investment operations .....       2.37
                                                         -------
Less distributions from net realized gain ..........     ( 4.65)
                                                         -------
Net asset value, end of period .....................     $ 29.59
                                                         =======
Total Return+ ......................................     7.70%(1)
Ratios to Average Net Assets:
Expenses ...........................................     0.92%(2)
Net investment income ..............................     0.38%(2)
Supplemental Data:
Net assets, end of period, in thousands ............   $15,844
Portfolio turnover rate ............................      275%

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS CONTINUED

                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                         --------------------------------------
                                                                 2001               2000
                                                         ------------------- ------------------
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................       $ 32.94            $ 42.63
                                                               -------            -------
Income (loss) from investment operations:
 Net investment loss ...................................       ( 0.03)            ( 0.05)
 Net realized and unrealized gain (loss) ...............       ( 8.93)            ( 4.30)
                                                               -------            -------
Total income (loss) from investment operations .........       ( 8.96)            ( 4.35)
                                                               -------            -------
Less distributions from net realized gain ..............       ( 0.42)            ( 5.34)
                                                               -------            -------
Net asset value, end of period. ........................       $ 23.56            $ 32.94
                                                               =======            =======
Total Return+ ..........................................      (27.30)%            ( 9.93)%
Ratio to Average Net Assets:
Expenses. ..............................................        1.61 %(1)           1.28 %(1)
Net investment loss ....................................      ( 0.12)%(1)         ( 0.11)%(1)
Supplemental Data:
Net assets, end of period, in millions .................     $ 6,192             $10,151
Portfolio turnover rate ................................         380 %               425 %



                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                         ---------------------------------------------------
                                                                1999                1998            1997*
                                                         ------------------ -------------------- -----------
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................      $ 32.85              $ 29.51        $ 27.01
                                                              -------              -------        -------
Income (loss) from investment operations:
 Net investment loss ...................................      ( 0.09)              ( 0.03)        ( 0.10)
 Net realized and unrealized gain (loss) ...............       14.58                 8.66           8.34
                                                              -------              -------        -------
Total income (loss) from investment operations .........       14.49                 8.63           8.24
                                                              -------              -------        -------
Less distributions from net realized gain ..............      ( 4.71)              ( 5.29)        ( 5.74)
                                                              -------              -------        -------
Net asset value, end of period. ........................      $ 42.63              $ 32.85        $ 29.51
                                                              =======              =======        =======
Total Return+ ..........................................        46.12 %              31.07 %        31.55 %
Ratio to Average Net Assets:
Expenses. ..............................................         1.33 %(1)            1.39 %(1)      1.46 %
Net investment loss ....................................       ( 0.24)%(1)          ( 0.10)% (1)   ( 0.34)%
Supplemental Data:
Net assets, end of period, in millions .................      $10,389               $5,750         $4,078
Portfolio turnover rate ................................          378 %                321 %          275 %

------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to April 30, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")), have been designated Class B shares. The Old Shares have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS CONTINUED


                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------
                                                             2001                2000
                                                     ------------------- -------------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ...............      $  32.58            $  42.35
                                                          --------            --------
Income (loss) from investment operations:
 Net investment loss ...............................       ( 0.03)             ( 0.15)
 Net realized and unrealized gain (loss) . .........       ( 8.82)             ( 4.28)
                                                          --------            --------
Total income (loss) from investment operations .....       ( 8.85)             ( 4.43)
                                                          --------            --------
Less distributions from net realized gain ..........       ( 0.42)             ( 5.34)
                                                          --------            --------
Net asset value, end of period .....................      $  23.31            $  32.58
                                                          ========            ========
Total Return+ ......................................       (27.29)%            (10.17)%
Ratios to Average Net Assets:
Expenses ...........................................         1.61 %(3)           1.55 % (3)
Net investment loss ................................       ( 0.12)%(3)         ( 0.38)%(3)
Supplemental Data:
Net assets, end of period, in thousands ............     $227,574            $348,180
Portfolio turnover rate ............................          380 %               425 %



                                                                                               FOR THE PERIOD
                                                         FOR THE YEAR ENDED DECEMBER 31,          JULY 28,
                                                     ---------------------------------------      THROUGH
                                                            1999                1998          DECEMBER 31, 1997
                                                     ------------------ -------------------- ------------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ...............      $  32.74             $ 29.49            $ 31.87
                                                          --------             -------            -------
Income (loss) from investment operations:
 Net investment loss ...............................        ( 0.18)             ( 0.10)            ( 0.05)
 Net realized and unrealized gain (loss) . .........         14.50                8.64               2.32
                                                          --------             -------            -------
Total income (loss) from investment operations .....         14.32                8.54               2.27
                                                          --------             -------            -------
Less distributions from net realized gain ..........        ( 4.71)             ( 5.29)            ( 4.65)
                                                          --------             -------            -------
Net asset value, end of period .....................      $  42.35             $ 32.74            $ 29.49
                                                          ========             =======            =======
Total Return+ ......................................         45.75 %            30.78 %              7.39 %(1)
Ratios to Average Net Assets:
Expenses ...........................................          1.59 %(3)          1.61 %(3)           1.66 %(2)
Net investment loss ................................        ( 0.50)%(3)        ( 0.32)% (3)        ( 0.36)%(2)
Supplemental Data:
Net assets, end of period, in thousands ............      $245,942            $60,861             $12,204
Portfolio turnover rate ............................           378 %              321 %               275 %

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS CONTINUED


                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------------
                                                           2001            2000               1999                  1998
                                                     --------------- --------------- --------------------- ---------------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ...............  $ 34.15        $  43.66            $ 33.31             $     29.63
                                                      --------        --------            -------             ----------
Income (loss) from investment operations:
 Net investment income .............................     0.23            0.28               0.18                    0.24
 Net realized and unrealized gain (loss) ...........   ( 9.27)         ( 4.45)             14.88                    8.73
                                                      --------        --------            -------             ----------
Total income (loss) from investment operations .....   ( 9.04)         ( 4.17)             15.06                    8.97
                                                      --------        --------            -------             ----------
Less distributions from net realized gain ..........   ( 0.42)         ( 5.34)            ( 4.71)                 ( 5.29)
                                                      --------        --------            --------            -------------
Net asset value, end of period. ....................  $ 24.69        $  34.15            $ 43.66             $     33.31
                                                      ========        ========            ========            =============
Total Return+ ......................................   (26.56)%        ( 9.28)%            47.22 %                 32.12    %
Ratios to Average Net Assets:
Expenses ...........................................     0.61 % (3)      0.55 %(3)          0.59 % (3)              0.61% (3)
Net investment income ..............................     0.88 %(3)       0.62 %(3)          0.50 % (3)              0.68% (3)
Supplemental Data:
Net assets, end of period, in thousands ............ $431,754        $569,203          $ 319,692             $   135,022
Portfolio turnover rate ............................      380 %           425 %              378 %                   321%



                                                       FOR THE PERIOD
                                                       JULY 28, 1997*
                                                           THROUGH
                                                      DECEMBER 31, 1997
                                                     ------------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ...............    $ 31.87
                                                        -------
Income (loss) from investment operations:
 Net investment income .............................      0.07
 Net realized and unrealized gain (loss) ...........      2.34
                                                        -------
Total income (loss) from investment operations .....      2.41
                                                        -------
Less distributions from net realized gain ..........    ( 4.65)
                                                        -------
Net asset value, end of period. ....................    $ 29.63
                                                        =======
Total Return+ ......................................       7.83 %(1)
Ratios to Average Net Assets:
Expenses ...........................................       0.64 %(2)
Net investment income ..............................       0.50 %(2)
Supplemental Data:
Net assets, end of period, in thousands ............    $49,772
Portfolio turnover rate ............................        275%

------------
* The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley American Opportunities Fund:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley American Opportunities Fund (the "Fund"), formerly Morgan Stanley Dean Witter American Opportunities Fund, including the portfolio of investments, as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley American Opportunities Fund as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 11, 2002

                      2001 Federal Tax Notice (unaudited)

      During the fiscal year ended December 31, 2001, the Fund paid to its shareholders $0.39 per share from long-term capital gains.

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:



                                                         Term of
                                                       Office and
                                       Position(s)      Length of
       Name, Age and Address of         Held with         Time
         Independent Trustee            Registrant       Served*
------------------------------------- ------------- ----------------
Michael Bozic (60)                    Trustee       Trustee since
c/o Mayer, Brown & Platt                            April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Trustee       Trustee since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (67)                  Trustee       Trustee since
c/o Mayer, Brown & Platt                            September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                          Number of
                                                                                         Portfolios
                                                                                           in Fund
                                                                                           Complex
       Name, Age and Address of                                                           Overseen
         Independent Trustee             Principal Occupation(s) During Past 5 Years    by Trustee**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (60)                    Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown & Platt              Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer of
                                      Hills Department Stores (May 1991-July 1995);
                                      formerly variously Chairman, Chief Executive
                                      Officer, President and Chief Operating Officer
                                      (1987-1991) of the Sears Merchandise Group
                                      of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Director or Trustee of the Morgan Stanley        129
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut, Space
                                      Shuttle Discovery (April 12-19, 1985); Vice
                                      Chairman, Huntsman Corporation (chemical
                                      company); member of the Utah Regional
                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (67)                  Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown & Platt              Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its wholly-owned
                                      subsidiary, Allstate Insurance Company
                                      (July 1989-December 1994).



       Name, Age and Address of
         Independent Trustee                 Other Directorships Held by Trustee
------------------------------------- ------------------------------------------------
Michael Bozic (60)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown & Platt
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of the
                                      board of various civic and charitable
                                      organizations.

Wayne E. Hedien (67)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown & Platt              mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED


                                                          Term of
                                                         Office and
                                         Position(s)     Length of
        Name, Age and Address of          Held with         Time
          Independent Trustee             Registrant      Served*
--------------------------------------- ------------- ---------------
Dr. Manuel H. Johnson (52)              Trustee       Trustee since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (65)                  Trustee       Trustee since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY

John L. Schroeder (71)                  Trustee       Trustee since
c/o Mayer, Brown & Platt                              April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                                                                                             Complex
        Name, Age and Address of                                                            Overseen
          Independent Trustee              Principal Occupation(s) During Past 5 Years    by Trustee**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (52)              Chairman of the Audit Committee and Director     129
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group of
                                        Seven Council (G7C), an international economic
                                        commission; formerly Vice Chairman of the
                                        Board of Governors of the Federal Reserve
                                        System and Assistant Secretary of the U.S.
                                        Treasury.

Michael E. Nugent (65)                  Chairman of the Insurance Committee and          207
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).

John L. Schroeder (71)                  Retired; Chairman of the Derivatives Committee   129
c/o Mayer, Brown & Platt                and Director or Trustee of the Morgan Stanley
Counsel to the Independent Trustees     Funds and the TCW/DW Term Trusts; formerly
1675 Broadway                           Executive Vice President and Chief Investment
New York, NY                            Officer of the Home Insurance Company
                                        (August 1991-September 1995).



        Name, Age and Address of
          Independent Trustee                 Other Directorships Held by Trustee
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (52)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (65)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

John L. Schroeder (71)                  Director of Citizens Communications Company
c/o Mayer, Brown & Platt                (telecommunications company).
Counsel to the Independent Trustees
1675 Broadway
New York, NY

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:





                                                           Term of
                                                          Office and
                                     Position(s)          Length of
   Name, Age and Address of           Held with              Time
      Interested Trustee              Registrant           Served*
------------------------------ ----------------------- ---------------
Charles A. Fiumefreddo (68)    Chairman, Director or   Trustee since
c/o Morgan Stanley Trust       Trustee and Chief       July 1991
Harborside Financial Center,   Executive Officer
Plaza Two,
Jersey City, NJ

James F. Higgins (53)          Trustee                 Trustee since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Trustee                 Trustee since
1585 Broadway                                          April 1994
New York, NY



                                                                                    Number of
                                                                                   Portfolios
                                                                                     in Fund
                                                                                     Complex
   Name, Age and Address of                                                         Overseen
      Interested Trustee          Principal Occupation(s) During Past 5 Years     by Trustee**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (68)    Chairman, Director or Trustee and Chief           129
c/o Morgan Stanley Trust       Executive Officer of the Morgan Stanley Funds
Harborside Financial Center,   and the TCW/DW Term Trusts; formerly
Plaza Two,                     Chairman, Chief Executive Officer and Director
Jersey City, NJ                of the Investment Manager, the Distributor and
                               Morgan Stanley Services, Executive Vice
                               President and Director of Morgan Stanley DW,
                               Chairman and Director of the Transfer Agent,
                               and Director and/or officer of various Morgan
                               Stanley subsidiaries (until June 1998).

James F. Higgins (53)          Senior Adviser of Morgan Stanley (since           129
c/o Morgan Stanley Trust       August 2000); Director of the Transfer Agent,
Harborside Financial Center,   the Distributor and Dean Witter Realty Inc.;
Plaza Two,                     Director or Trustee of the Morgan Stanley
Jersey City, NJ                Funds and the TCW/DW Term Trusts (since
                               June 2000); previously President and Chief
                               Operating Officer of the Private Client Group of
                               Morgan Stanley (May 1999-August 2000),
                               President and Chief Operating Officer of
                               Individual Securities of Morgan Stanley
                               (February 1997-May 1999).

Philip J. Purcell (58)         Director or Trustee of the Morgan Stanley         129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley
                               DW; Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer
                               of Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.



   Name, Age and Address of
      Interested Trustee            Other Directorships Held by Trustee
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (68)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (53)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                      Term of
                                                     Office and
                                  Position(s)        Length of
   Name, Age and Address of        Held with            Time
       Executive Officer           Registrant         Served*
------------------------------ ----------------- -----------------
Mitchell M. Merin (48)         President         President since
1221 Avenue of the Americas                      May 1999
New York, NY

Barry Fink (46)                Vice President,   Vice President,
c/o Morgan Stanley Trust       Secretary and     Secretary
Harborside Financial Center,   General Counsel   and General
Plaza Two                                        Counsel since
Jersey City, NJ                                  February 1997

Thomas F. Caloia (55)          Treasurer         Over 5 years
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Anita H. Kolleeny (46)         Vice President    Since 1986
1221 Avenue of the Americas
New York, New York

Michelle Kaufman (37)          Vice President    Since May 1999
1221 Avenue of the Americas
New York, New York

Alison E. Williams (33)        Vice President    Since February
1221 Avenue of the Americas                      2002
New York, New York


 Principal Occupation(s) During Past 5 Years
 ---------------------------------------------------------------------
 President and Chief Operating Officer of Morgan Stanley Investment Management (since
 December 1998); President,
 Director (since April 1997) and Chief Executive Officer (since June 1998) of the Investment
 Manager and Morgan
 Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor (since
 June 1998); Chairman and
 Chief Executive Officer (since June 1998) and Director (since January 1998) of the Transfer
 Agent; Director of
 various Morgan Stanley subsidiaries; President of the Morgan Stanley Funds and TCW/DW Term
 Trusts (since
 May 1999); Trustee of various Van Kampen investment companies (since December 1999);
 previously Chief
 Strategic Officer of the Investment Manager and Morgan Stanley Services and Executive Vice
 President of the
 Distributor (April 1997-June 1998), Vice President of the Morgan Stanley Funds (May
 1997-April 1999), and
 Executive Vice President of Morgan Stanley.
 General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan
 Stanley Investment
 Management; Managing Director (since December 2000), and Secretary and General Counsel
 (since February 1997)
 and Director (since July 1998) of the Investment Manager and Morgan Stanley Services;
 Assistant Secretary of
 Morgan Stanley DW; Vice President, Secretary and General Counsel of the Morgan Stanley Funds
 and TCW/DW Term
 Trusts (since February 1997); Vice President and Secretary of the Distributor; previously,
 Senior Vice President,
 Assistant Secretary and Assistant General Counsel of the Investment Manager and Morgan
 Stanley Services.
 First Vice President and Assistant Treasurer of the Investment Manager, the Distributor and
 Morgan Stanley Services;
 Treasurer of the Morgan Stanley Funds.



     Managing Director and Portfolio Manager of the Investment Manager for over 5 years.


     Managing Director and Portfolio Manager of the Investment Manager for over 5 years.


     President and Portfolio Manager of the Investment Manager (since February 2001); previously an equity analyst at
     Painewebber.


------------
 * Each Officer serves an indefinite term, until his or her successor is elected.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedian
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Shroeder

Officers

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Michelle Kaufman
Vice President

Alison E. Williams
Vice President

Thomas F. Caloia
Treasurer

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.






Morgan Stanley


[GRAPHIC OMITTED]





Morgan Stanley
American
Opportunities Fund





Annual Report
December 31, 2001